FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Derivative Liability) (Details) $ / shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares
IPO Senario [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	62.06%
Expected terms	1 year 11 days
Dividend yield
Risk-free interest rate	0.72%
Non-IPO Senario [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility
Expected terms	1 year 11 days
Dividend yield
Risk-free interest rate
Fair value of warrants (USD)	$ 10,530